Transactions with associates companies - Key executives' compensation (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions with associates companies [Line Items]
Directors remuneration	$ 1,639	$ 1,797
Salaries	847	856
Provision for bonus to officers	11,650	5,828
Total compensation	14,136	8,481
Disbursement of salaries	10,278	11,586	$ 12,690
Disbursement of directors' compensations	1,841	1,797	1,746
Key management personnel compensation	$ 12,119	$ 13,383	$ 14,436